Employee Benefits Plan - Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [Line Items]
Beginning of period	$ 701	$ 954
Interest income	(25)	(27)
Administration fees disbursements	(12)	(8)
Disposals of businesses	(1)	(167)
Exchange differences	(1)	(14)
Other		1
End of period	629	701
Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	2,857	7,142
Interest income	110	171
Return on plan assets excluding amounts included in interest income	424	(510)
Contributions by employer	203	65
Contributions by employees	3	8
Benefits paid	(204)	(284)
Administration fees disbursements	(11)	(9)
Disposals of businesses		(3,537)
Exchange differences	43	(181)
Other	3	(8)
End of period	3,428	2,857
Funded Plans [member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(9)	(12)
Administration fees disbursements	(11)	(7)
Funded Plans [member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	2,857	7,142
Interest income	110	171
Return on plan assets excluding amounts included in interest income	424	(510)
Contributions by employer	173	38
Contributions by employees	1	6
Benefits paid	(172)	(256)
Administration fees disbursements	(11)	(8)
Disposals of businesses		(3,537)
Exchange differences	43	(181)
Other	3	(8)
End of period	3,428	2,857
Unfunded Plans [Member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(12)	(11)
Administration fees disbursements	(1)	(1)
Unfunded Plans [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	22	20
Benefits paid	(22)	(19)
Administration fees disbursements		(1)
Other Post Employment Benefits [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	112	142
Interest income	(4)	(4)
Disposals of businesses	(1)	(19)
Exchange differences		(2)
Other		3
End of period	119	112
Other Post Employment Benefits [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	8	7
Contributions by employees	2	2
Benefits paid	$ (10)	$ (9)